OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous assets [abstract]
Details of other financial assets explanatory
	Thousands of U.S. dollars
	2019	2020
Other non-current receivables (*)	9,457	5,972
Non-current guarantees and deposits	45,195	32,220
Total non-current	54,652	38,192
Other current receivables	76	12
Current guarantees and deposits	1,018	1,146
Total current	1,094	1,158
Total	55,746	39,350